OTHER INTANGIBLE ASSETS, NET (Schedule of Net Other Intangible Assets) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 15,589	$ 15,589
Impairment of acquisition-related intangible assets (*)	[1]	4,122	4,122
Accumulated amortization and impairment charges		9,362	8,689
Other intangible assets, net		2,105	2,778
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		13,384	13,384
Accumulated amortization and impairment charges		7,589	6,977
Other intangible assets, net		$ 1,876	2,488
Weighted average amortization period		4 years 8 months 26 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 1,981	1,981
Accumulated amortization and impairment charges		1,577	1,544
Other intangible assets, net		$ 201	234
Weighted average amortization period		5 years 10 months 3 days
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 224	224
Accumulated amortization and impairment charges		196	168
Other intangible assets, net		$ 28	$ 56
Weighted average amortization period		4 years

[1]	In 2016, the Company recorded a $4,122 impairment charge on developed technology. This impairment was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.